Financial instruments and risk management - Narrative P1 (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum investment percent	2.50%
Environmental rehabilitation obligation funds
Disclosure of risk management strategy related to hedge accounting [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		R 2,365	R 2,023
Environmental rehabilitation obligation funds | Level 1
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at amortised cost		2,715	2,505
Other investments
Disclosure of risk management strategy related to hedge accounting [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		R 411	R 345